Putnam Ohio Tax Exempt Income Fund
The fund's portfolio
2/28/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.42% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (98.6%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.4%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/31	A+/F	$500,000	$540,419
5.00%, 10/1/30	A+/F	650,000	702,880

			1,243,299
Delaware (1.2%)
DE River & Bay Auth. Rev. Bonds, 5.00%, 1/1/35	A1	885,000	1,019,157

			1,019,157
Guam (3.0%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	470,000	489,515
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Ba1	1,000,000	892,481
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Ba1	300,000	307,962
Territory of GU, Port Auth. Rev. Bonds, Ser. B
5.00%, 7/1/37	A	200,000	207,948
5.00%, 7/1/36	A	400,000	418,184
5.00%, 7/1/33	A	200,000	212,138

			2,528,228
Illinois (1.3%)
IL State G.O. Bonds, Ser. B, 5.00%, 10/1/32	A-	1,050,000	1,097,460

			1,097,460
Indiana (1.8%)
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A2	1,500,000	1,537,930

			1,537,930
Massachusetts (1.3%)
MA State Dev. Fin. Agcy. Rev. Bonds, (Northeastern U.), 5.00%, 10/1/44	A1	1,000,000	1,104,828

			1,104,828
Ohio (88.3%)
Akron Bath Coply Joint Twp. Hosp. Dist. Rev. Bonds, (Summa Hlth. Syst. Oblig. Group)
4.00%, 11/15/38	BBB+/F	100,000	89,248
4.00%, 11/15/37	BBB+/F	300,000	270,876
American Muni. Pwr., Inc. Rev. Bonds
(Greenup Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	1,000,000	1,019,649
(Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	830,000	846,309
Ashland, City School Dist. G.O. Bonds, 3.00%, 11/1/42	Aa2	1,000,000	809,528
Bluffton, Hosp. Fac. Rev. Bonds, (Blanchard Valley Hlth. Syst.), 5.00%, 12/1/31	A2	650,000	687,269
Bowling Green State U. Rev. Bonds, Ser. A, 5.00%, 6/1/42	A1	1,000,000	1,030,284
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, Class 1, 3.00%, 6/1/48	BBB+	3,000,000	2,168,841
Carlisle, Local School Dist. G.O. Bonds, (School Impt.)
5.00%, 12/1/47	AA	500,000	510,045
5.00%, 12/1/42	AA	350,000	358,241
5.00%, 12/1/37	AA	100,000	102,767
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/50	BB+/P	500,000	435,713
Cincinnati, Econ. Dev. Rev. Bonds, (Keystone Parke Phase III), Ser. B, 5.00%, 11/1/40	AA	500,000	518,739
Cleveland, Income Tax Rev. Bonds
(Impt. Pk. & Recreational), 5.00%, 10/1/33	AA	615,000	660,570
(Pub. Fac. Impt.), Ser. B-1, 5.00%, 10/1/33	AA	300,000	329,734
(Bridges & Roadways Impt.), Ser. B-2, 5.00%, 10/1/32	AA	1,000,000	1,101,226
Cleveland, Pub. Pwr. Syst. Rev. Bonds
Ser. A, AGM, 4.00%, 11/15/38	AA	600,000	587,479
Ser. A, AGM, 4.00%, 11/15/36	AA	750,000	752,699
Ser. B-1, NATL, zero %, 11/15/25	A3	3,000,000	2,731,285
Cleveland, Wtr. Poll. Control Rev. Bonds, (Green Bonds)
5.00%, 11/15/41	Aa3	500,000	508,908
5.00%, 11/15/36	Aa3	435,000	445,764
Cleveland-Cuyahoga Cnty., Port Auth. Rev. Bonds, (Euclid Avenue Dev. Corp.), 5.50%, 8/1/47	A3	1,000,000	1,072,250
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/53	BB+	700,000	706,796
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/51	A3	1,000,000	859,615
Cleveland-Cuyahoga Cnty., Port Auth. Tax Increment Fin. Rev. 144A Tax Alloc. Bonds, (Senior-Flats East Bank), Ser. A, 4.00%, 12/1/55	BB	495,000	410,350
Columbus, Metro. Library Special Oblig. Rev. Bonds, 4.00%, 12/1/38	Aa2	1,000,000	1,004,447
Columbus, Swr. VRDN, Ser. B, 3.30%, 6/1/32	VMIG 1	1,430,000	1,430,000
Confluence Cmnty. Auth. Rev. Bonds, (Stadium & Sports), 4.00%, 5/1/36	AA+	1,000,000	1,019,375
Cuyahoga Cnty., Econ. Dev. Rev. Bonds
5.00%, 1/1/41	A	1,435,000	1,522,947
5.00%, 1/1/37	A	400,000	429,024
5.00%, 1/1/34	A	300,000	328,851
Franklin Cnty., Rev. Bonds, (Trinity Hlth. Corp. Oblig. Group), Ser. 17OH, 5.00%, 12/1/46	Aa3	2,445,000	2,489,365
Franklin Cnty., Convention Fac. Auth. Rev. Bonds, (Greater Columbus Convention Ctr. Hotel Expansion), 5.00%, 12/1/44	BBB-	1,000,000	936,862
Franklin Cnty., Hlth. Care Fac. Rev. Bonds
5.00%, 11/15/44	BBB+/F	1,000,000	1,000,572
(OH Living Oblig. Group), 4.00%, 7/1/40	BBB/F	1,000,000	838,546
Franklin Cnty., Hosp. Fac. Rev. Bonds, (Nationwide Children's Hosp.), Ser. A
4.00%, 11/1/39	Aa2	500,000	491,390
4.00%, 11/1/38	Aa2	300,000	298,239
Green, Local School Dist. G.O. Bonds
Ser. A, 5.50%, 11/1/47	AA	650,000	713,889
Ser. B, AGM, 5.00%, 11/1/52	AA	1,200,000	1,270,833
Ser. B, AGM, 4.625%, 11/1/47	AA	500,000	510,572
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmnty.), 5.00%, 1/1/46	BBB-/F	1,000,000	898,214
Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC, zero %, 12/1/24	Aa3	3,000,000	2,819,820
Lake Cnty., Cmnty. College Dist. COP, 4.00%, 10/1/35	A2	1,840,000	1,850,386
Lakewood, City School Dist. G.O. Bonds, (School Fac. Impt.), Ser. B
4.00%, 11/1/35	Aa2	500,000	511,787
4.00%, 11/1/34	Aa2	430,000	443,805
4.00%, 11/1/33	Aa2	375,000	389,688
4.00%, 11/1/32	Aa2	225,000	234,994
Mansfield, G.O. Bonds, BAM, 3.00%, 12/1/45	AA	1,300,000	974,397
Miami U. Rev. Bonds
5.00%, 9/1/41	Aa3	500,000	522,667
Ser. A, 5.00%, 9/1/36	Aa3	1,000,000	1,110,054
Ser. A, 5.00%, 9/1/34	Aa3	790,000	903,815
Montgomery Cnty., Hosp. VRDN
3.42%, 11/15/45 (PNC BANK N.A. (9/24/24))	VMIG 1	1,300,000	1,300,000
(Premier Hlth. Partners Oblig. Group), 2.60%, 11/15/45 (PNC Bank N.A. (9/27/24))	VMIG 1	1,000,000	1,000,000
North Royalton, City School Dist. G.O. Bonds, (School Impt.), 5.00%, 12/1/47	Aa2	2,000,000	2,039,316
Northeast Ohio Med. U. Rev. Bonds, Ser. A
5.00%, 12/1/29	Baa1	100,000	107,524
5.00%, 12/1/27	Baa1	100,000	105,473
5.00%, 12/1/24	Baa1	75,000	76,329
4.00%, 12/1/45	Baa1	225,000	197,463
4.00%, 12/1/35	Baa1	300,000	290,888
3.00%, 12/1/40	Baa1	475,000	367,595
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Capital U.), 6.00%, 9/1/52	BBB-	400,000	410,572
(Ashtabula Cnty. Med. Ctr.), 5.25%, 1/1/52	BBB+/F	1,000,000	1,012,328
5.25%, 12/1/48	BB	250,000	230,457
(Case Western Reserve U.), 5.00%, 12/1/40	Aa3	1,000,000	1,037,459
(Kenyon College), 5.00%, 7/1/37(FWC)	A2	1,000,000	1,092,078
(U. of Dayton), Ser. A, 5.00%, 12/1/24	A+	285,000	293,261
(John Carroll U.), 4.00%, 10/1/47	Baa1	1,100,000	922,364
(Kenyon College 2020), 4.00%, 7/1/44	A2	1,400,000	1,287,425
(Kenyon College 2020), 4.00%, 7/1/40	A2	730,000	689,353
(Xavier U.), 4.00%, 5/1/40	A3	600,000	557,795
(U. of Dayton), 4.00%, 2/1/36	A+	900,000	904,484
(Otterbein Homes Oblig. Group), 4.00%, 7/1/31(FWC)	A	915,000	907,740
(U. of Dayton), 3.00%, 2/1/37	A+	1,580,000	1,300,918
OH State Hosp. Rev. Bonds
(U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	1,000,000	1,019,002
(Premier Hlth. Partners Oblig. Group), 4.00%, 11/15/41	Baa1	1,725,000	1,554,375
OH State Private Activity Rev. Bonds, (Portsmouth Bypass Gateway Group, LLC), AGM, 5.00%, 12/31/39	AA	750,000	746,257
OH State Tpk. Comm. Rev. Bonds, 5.00%, 2/15/39	Aa3	1,000,000	1,129,282
OH State U. Rev. Bonds, Ser. A
5.00%, 12/1/39	Aa1	1,000,000	1,020,610
3.00%, 12/1/44	Aa1	1,000,000	794,843
OH State Wtr. Dev. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/34	Aaa	750,000	792,397
Revere, Local School Dist. G.O. Bonds, (School Fac. Impt.), Ser. C, 4.00%, 12/1/33	Aa1	270,000	282,486
Rickenbacker, Port Auth. Rev. Bonds, (OASBO Expanded Asset Pooled), Ser. A, 5.375%, 1/1/32	A2	720,000	819,814
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	A3	1,025,000	1,046,635
5.00%, 2/15/32	A3	865,000	887,505
Summit Cnty., G.O. Bonds, 5.00%, 12/1/43	Aa1	1,000,000	1,099,020
Toledo, Wtr. Wks. Syst. Rev. Bonds, 5.00%, 11/15/36	Aa3	500,000	527,269
U. of Akron Rev. Bonds, Ser. A, 5.00%, 1/1/31	A2	500,000	510,325
Valley View, Local School Dist. G.O. Bonds, 3.00%, 11/1/45	AA	1,000,000	786,430
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group)
Ser. A, 5.75%, 7/1/33 (Prerefunded 7/1/23)	A	500,000	504,133
5.00%, 7/1/39	A	1,000,000	1,001,537

			74,611,466
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	210,000	216,940

			216,940

Total municipal bonds and notes (cost $87,706,837)			$83,359,308

SHORT-TERM INVESTMENTS (3.0%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 4.72%(AFF)	2,552,682	$2,552,682

Total short-term investments (cost $2,552,682)		$2,552,682
TOTAL INVESTMENTS

Total investments (cost $90,259,519)		$85,911,990

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2022 through February 28, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $84,505,704.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/23
	Short-term investments
	Putnam Short Term Investment Fund*	$337,545	$26,034,289	$23,819,152	$52,091	$2,552,682

	Total Short-term investments	$337,545	$26,034,289	$23,819,152	$52,091	$2,552,682
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 3.42%, 4.67% and 4.97%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	23.4%
	Healthcare	21.9
	Local debt	14.3
	Utilities	11.4
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$83,359,308	$—
Short-term investments	—	2,552,682	—

Totals by level	$—	$85,911,990	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com